Investment Objectives and Goals - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund	Jan. 31, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.